Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits and Obligations [Abstract]
Saving deposits	S/ 17,852,282	S/ 11,384,876
Demand deposits	13,832,262	11,716,035
Time deposits	13,534,993	13,053,033
Compensation for service time	1,923,698	1,933,052
Other obligations	6,040	6,228
Deposits From Customers	S/ 47,149,275	S/ 38,093,224